UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, LP
           --------------------------------------------------------------
Address:   320 Park Ave.
           --------------------------------------------------------------
           New York, NY  10022
           --------------------------------------------------------------

Form 13F File Number: 28-4019
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian D. Young as General Partner for Eos Partners, LP
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-832-5800
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian D. Young                  New York, NY                    10/22/01
---------------------               -------------                -------------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            ---------------------
Form 13F Information Table Entry Total:              79
                                            ---------------------
Form 13F Information Table Value Total:     $       106
                                            ---------------------
                                                 (thousands)




List of Other Included Managers:


                                      NONE














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
                                    FORM 13F

date: Sept. 30, 2001
Page 1 of 1                                                                    Name of  Reporting Manager: Eos Partners, L.P.

-----------------------------------------------------------------------------------------------------------------------------------
              Item 1:                   Item 2:         Item 3:   Item 4:          Item 5:                   Item 6:
           Name of Issuer            Title of Class      CUSIP  Fair Market       Shares or            Investment Discretion
                                                                                                -----------------------------------
                                                        Number     Value          Principal                         (b) Shared-
                                                                                    Amount          (a) Sole         As Defined
                                                                                                                    in Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
Everest Re Group                     Common         G3223R108          485,249            7,500             7,500
Partnerre Ltd Bermuda                Common         G6852T105          353,249            7,500             7,500
Renaissance Re Holdings              Common         G7496G103          666,824            7,500             7,500
Willis Group Holdings                Common         G96655108          467,799           20,000            20,000
Teekay Shipping Marshall             Common         Y8564W103        2,494,399           80,000            80,000
AOL Time Warner                      Common         00184A105        1,985,999           60,000            60,000
Allied Waste Industries              Common         019589308        1,211,249           95,000            95,000
American Eagle Outfitters            Common         02553E106          596,999           30,000            30,000
American Intl Group                  Common         026874107        1,950,000           25,000            25,000
AmerisourceBergen                    Common         03073E105        3,270,723           46,099            46,099
Apria HealthCare Group               Common         037933108        1,165,499           45,000            45,000
Aviall Inc                           Common         05366B102        1,153,739          187,600           187,600
Banc of America                      Common         060505104        1,167,999           20,000            20,000
Beverly Enterprises                  Common         087851309          254,999           25,000            25,000
Black Box                            Common         091826107        3,576,799           85,000            85,000
Boston Scientific                    Common         101137107          204,999           10,000            10,000
Burlington Resources                 Common         122014103        1,710,499           50,000            50,000
Cablevision Sys Corp                 Common         12686C844          404,999           20,000            20,000
Cardinal Health Inc.                 Common         14149Y108        4,436,999           60,000            60,000
Cendant Corporation                  Common         151313103          959,999           75,000            75,000
Chevron Corp                         Common         166751107          847,500           10,000            10,000
Chiles Offshore                      Common         16888M104          807,999           40,000            40,000
Circuit City                         Common         172737108          300,000           25,000            25,000
CitiGroup Inc.                       Common         172967101        1,822,500           45,000            45,000
Clear Channel Comm.                  Common         184502102          596,249           15,000            15,000
Convergys Corp                       Common         212485106          832,499           30,000            30,000
Crestline Capital                    Common         226153104        4,666,899          165,200           165,200
Deutsche Telekom                     Common         251566105          464,999           30,000            30,000
Disney Walt Co.                      Common         254687106          391,019           21,000            21,000
E.I. Du Pont                         Common         263534109          750,399           20,000            20,000
Ensco International                  Common         26874Q100          365,499           25,000            25,000
Express Scripts                      Common         302182100        1,493,639           27,000            27,000
Exxon Mobil                          Common         30231G102          787,999           20,000            20,000
Fleet Boston Financial               Common         339030108        1,469,999           40,000            40,000
Ford Motor                           Common         345370860          520,499           30,000            30,000
General Electric                     Common         369604103          558,000           15,000            15,000
General Motors                       Common         370442832          666,499           50,000            50,000
Global Marine                        Common         379352404          525,000           37,500            37,500
Golden West                          Common         381317106          871,499           15,000            15,000
Goldman Saches                       Common         38141G104        1,426,999           20,000            20,000
Halliburton                          Common         406216101          676,499           30,000            30,000
J.P. Morgan Chase                    Common         46625H100        1,024,499           30,000            30,000
Kindred HealthCare                   Common         494580103        2,434,045           41,255            41,255
Laboratory Corp of America Holdings  Common         50540R409          808,498           10,000            10,000
Lincare Holdings                     Common         532791100          132,849            5,000             5,000
Manor Care                           Common         564055101        3,400,099          121,000           121,000
Marriot International                Common         571903202          584,499           17,500            17,500
Maverick Tube                        Common         577914104          181,199           20,000            20,000
Merck                                Common         589331107        3,329,999           50,000            50,000
Mercury General                      Common         589400100        1,190,999           30,000            30,000
Merrill Lynch                        Common         590188108          609,000           15,000            15,000
Microsoft                            Common         594918104          782,900           15,300            15,300
Micron                               Common         595112103          188,299           10,000            10,000
Mission Resources                    Common         605109107        1,553,975          393,412           393,412
Motorola                             Common         620076109          311,999           20,000            20,000
Mutual Risk Mgmt                     Common         628351108          196,839           25,900            25,900
Nabors Industries                    Common         629568106          943,649           45,000            45,000
Newfield Exploration                 Common         651290108          291,999           10,000            10,000
Palm Inc.                            Common         696642107          145,999          100,000           100,000
Polo Ralph Lauren                    Common         731572103          374,999           20,000            20,000
Preacis Pharmaceuticals              Common         739421105          186,499           50,000            50,000
Quest Diagnostics                    Common         74834L100          308,499            5,000             5,000
Schlumberger                         Common         806857108          685,499           15,000            15,000
Seacor Smit                          Common         811904101        1,070,999           30,000            30,000
Sprint Corp                          Common         852061506          262,899           10,000            10,000
Stilwell Financial                   Common         860831106          682,499           35,000            35,000
Texas Instruments                    Common         882508104          437,149           17,500            17,500
TurkCell Iletisim                    Common         900111105           38,499           50,000            50,000
Tyco International                   Common         902124106          454,999           10,000            10,000
Unilab                               Common         904763208       21,201,084          843,297           843,297
USA Networks                         Common         902984103          359,599           20,000            20,000
Ventas                               Common         92276F100        4,306,364          396,900           396,900
Verizon Comm.                        Common         92343V104        2,164,399           40,000            40,000
Viacom Inc. Cl B.                    Common         925524308          862,500           25,000            25,000
Vivendi Universal                    Common         92851S204          926,999           20,000            20,000
Wachovia Corp                        Common         929903102        1,240,000           40,000            40,000
Walmart                              Common         931142103          866,249           17,500            17,500
Waste Management                     Common         94106L109        1,871,799           70,000            70,000
Worldcom Inc                         Common         98157D106          150,399           10,000            10,000
                                                                ---------------
                                                                   105,924,491

Table continued...

                                                    ----------------------------------------------------
date: Sept. 30, 2001                                           (SEC USE ONLY)
Page 1 of 1

--------------------------------------------------------------------------------------------------------
              Item 1:                   Item 7:                             Item 8:
           Name of Issuer              Managers                    Voting Authority (Shares)
                                                    ----------------------------------------------------
                                     See Instr. V
                                                          (a) Sole          (b) Shared      (c) None

--------------------------------------------------------------------------------------------------------

Everest Re Group                                                   7,500
Partnerre Ltd Bermuda                                              7,500
Renaissance Re Holdings                                            7,500
Willis Group Holdings                                             20,000
Teekay Shipping Marshall                                          80,000
AOL Time Warner                                                   60,000
Allied Waste Industries                                           95,000
American Eagle Outfitters                                         30,000
American Intl Group                                               25,000
AmerisourceBergen                                                 46,099
Apria HealthCare Group                                            45,000
Aviall Inc                                                       187,600
Banc of America                                                   20,000
Beverly Enterprises                                               25,000
Black Box                                                         85,000
Boston Scientific                                                 10,000
Burlington Resources                                              50,000
Cablevision Sys Corp                                              20,000
Cardinal Health Inc.                                              60,000
Cendant Corporation                                               75,000
Chevron Corp                                                      10,000
Chiles Offshore                                                   40,000
Circuit City                                                      25,000
CitiGroup Inc.                                                    45,000
Clear Channel Comm.                                               15,000
Convergys Corp                                                    30,000
Crestline Capital                                                165,200
Deutsche Telekom                                                  30,000
Disney Walt Co.                                                   21,000
E.I. Du Pont                                                      20,000
Ensco International                                               25,000
Express Scripts                                                   27,000
Exxon Mobil                                                       20,000
Fleet Boston Financial                                            40,000
Ford Motor                                                        30,000
General Electric                                                  15,000
General Motors                                                    50,000
Global Marine                                                     37,500
Golden West                                                       15,000
Goldman Saches                                                    20,000
Halliburton                                                       30,000
J.P. Morgan Chase                                                 30,000
Kindred HealthCare                                                41,255
Laboratory Corp of America Holdings                               10,000
Lincare Holdings                                                   5,000
Manor Care                                                       121,000
Marriot International                                             17,500
Maverick Tube                                                     20,000
Merck                                                             50,000
Mercury General                                                   30,000
Merrill Lynch                                                     15,000
Microsoft                                                         15,300
Micron                                                            10,000
Mission Resources                                                393,412
Motorola                                                          20,000
Mutual Risk Mgmt                                                  25,900
Nabors Industries                                                 45,000
Newfield Exploration                                              10,000
Palm Inc.                                                        100,000
Polo Ralph Lauren                                                 20,000
Preacis Pharmaceuticals                                           50,000
Quest Diagnostics                                                  5,000
Schlumberger                                                      15,000
Seacor Smit                                                       30,000
Sprint Corp                                                       10,000
Stilwell Financial                                                35,000
Texas Instruments                                                 17,500
TurkCell Iletisim                                                 50,000
Tyco International                                                10,000
Unilab                                                           843,297
USA Networks                                                      20,000
Ventas                                                           396,900
Verizon Comm.                                                     40,000
Viacom Inc. Cl B.                                                 25,000
Vivendi Universal                                                 20,000
Wachovia Corp                                                     40,000
Walmart                                                           17,500
Waste Management                                                  70,000
Worldcom Inc                                                      10,000
